Filed pursuant to 497(e)
File Nos.
033-44909
and
811-06520
AMG FUNDS I
AMG Boston Common Global Impact Fund
(formerly AMG Managers Brandywine Fund)
Supplement dated May 18, 2021 to the Prospectus and Statement of Additional Information,
each dated February 1, 2021, as supplemented March 19, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund) (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.
At a combined special meeting held on May 18, 2021, shareholders of the
Fund
approved (i) a new subadvisory agreement between AMG Funds LLC and Boston Common Asset Management, LLC with respect to the Fund; and (ii) a modified
“manager-of-managers”
structure for the Fund. The new subadvisory agreement took effect on May 18, 2021.
Effective immediately after the close of business on May 18, 2021, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Boston Common Global Impact Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee 1	0.73%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.20%
Total Annual Fund Operating Expenses	0.93%

1	Expense information has been restated to reflect current fees.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143

The section titled “Summary of the Funds – AMG Boston Common Global Impact Fund – Portfolio Management – Subadviser” on page 5 is deleted and replaced with the following:
Subadviser
Boston Common Asset Management, LLC
The first paragraph of the section titled “Additional Information About the Funds – AMG Boston Common Global Impact Fund – Additional Information About the Fund’s Expenses and Performance” beginning on page 9 is deleted and replaced with the following:
The Investment Manager has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual fund operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
The third paragraph of the section titled “Additional Information About the Funds – Fund Management” on page 15 is deleted and replaced with the following:
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of subadvisers for the Fund. In addition, subject to approval by the SEC of an amendment to the Funds’ exemptive order, each Fund may disclose fees paid to subadvisers on an aggregate, rather than individual, basis. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
The first sentence of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG Boston Common Global Impact Fund” on page 15 is deleted and replaced with the following.
Boston Common has
day-to-day
responsibility for managing the Fund’s portfolio.
The following is added to the eighth paragraph of the section titled “Additional Information About the Funds – Fund Management” beginning on page 15 and replaces any different information in the section with respect to the management fee payable by the Fund:
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.73% of the average daily net assets of the Fund.

The following is added to the section titled “Shareholder Guide – Your Account” on page 17 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares of AMG Boston Common Global Impact Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The section titled “Shareholder Guide – Investing Through an Intermediary” beginning on page 17 is revised to reflect that Class I shares of the Fund do not bear shareholder servicing fees.
In addition, effective immediately after the close of business on May 18, 2021, the SAI is amended as follows:
The following is added to the end of the third paragraph of the section titled “Management of the Funds – Investment Management, Subadvisory and Sub-Subadvisory Agreements” beginning on page 30:
Notwithstanding the foregoing, each Subadvisory Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval to the extent required by applicable law. Each Subadvisory Agreement may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the applicable Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party. The Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.
The last paragraph of the section titled “Management of the Funds – Investment Management, Subadvisory and Sub-Subadvisory Agreements” beginning on page 30 is deleted and replaced with the following:
The Trust has obtained from the SEC an exemptive order that permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with subadvisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and approval by the Board of Trustees but without shareholder approval, to hire new subadvisers for the Funds, change the terms of a subadvisory agreement for a subadviser, or continue the employment of a subadviser after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of a subadviser. In addition, subject to approval by the SEC of an amendment to the Funds’ exemptive order, the Funds may disclose fees paid to subadvisers on an aggregate, rather than individual basis. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadviser to the Funds without
approval of the Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.
The section titled “Management of the Funds – Compensation of the Investment Manager and the Subadviser” beginning on page 33 is revised to reflect that the annual investment management fee for the Fund is 0.73% of the average daily net assets of the Fund.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-44909
and
811-06520
AMG FUNDS I
AMG Veritas Global Real Return Fund
(formerly AMG Managers Brandywine Blue Fund)
Supplement dated May 18, 2021 to the Prospectus and Statement of Additional Information,
each dated February 1, 2021, as supplemented March 19, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Veritas Global Real Return Fund (formerly AMG Managers Brandywine Blue Fund) (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.
At a combined special meeting held on May 18, 2021, shareholders of the Fund approved (i) a new subadvisory agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to the Fund; (ii) a change in the Fund’s sub-classification
under the Investment Company Act of 1940, as amended, from “diversified” to
“non-diversified”;
and (iii) a modified
“manager-of-managers”
structure for the Fund. The new subadvisory agreement took effect on May 18, 2021.
Effective immediately after the close of business on May 18, 2021, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Veritas Global Real Return Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursements 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 1	1.16%

1
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense

Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$118	$370	$642	$1,419
The following is added as the last sentence of the fifth paragraph of the section titled “Summary of the Funds – AMG Veritas Global Real Return Fund – Principal Investment Strategies” on page 6:
The Fund is
non-diversified.
The section titled “Summary of the Funds – AMG Veritas Global Real Return Fund – Principal Risks” beginning on page 6 is revised to add the following as a principal risk of the Fund:
Non-Diversified
Fund Risk
—the Fund is
non-diversified
and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a
“non-diversified”
investment company under the Investment Company Act of 1940 (the “1940Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
Also with respect to the section titled “Summary of the Funds – AMG Veritas Global Real Return Fund – Principal Risks” beginning on page 6, the principal risks shall appear in the following order: Market Risk; Management Risk; Foreign Investment Risk; Focused Investment Risk; Leverage Risk; Credit and Counterparty Risk; Currency Risk; Derivatives Risk; Emerging Markets Risk; Exchange-Traded Fund Risk; High Cash Balance Risk; High Portfolio Turnover Risk; Large-Capitalization Stock Risk; Liquidity Risk;
Mid-Capitalization
Stock Risk;
Non-Diversified
Fund Risk; Political Risk; Small-Capitalization Stock Risk; Valuation Risk; and Value Stock Risk.
The section titled “Summary of the Funds – AMG Veritas Global Real Return Fund – Portfolio Management – Subadviser” on page 8 is deleted and replaced with the following:
Subadviser
Veritas Asset Management LLP

In the section titled “Additional Information About the Funds – AMG Veritas Global Real Return Fund – Additional Information About the Fund’s Expenses and Performance” beginning on page 11, the first paragraph is deleted and replaced with the following:
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class I shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year
based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 13 is revised to add the following as a principal risk of the Fund:
NON-DIVERSIFIED
FUND RISK
Funds that are
non-diversified
can invest a greater percentage of their assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified
fund than a diversified fund. A
non-diversified
fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence. Notwithstanding the Fund’s status as a
“non-diversified”
investment company under the Investment Company Act of 1940 (the “1940Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
The third paragraph of the section titled “Additional Information About the Funds – Fund Management” on page 15 is deleted and replaced with the following:

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of subadvisers for the Fund. In addition, subject to approval by the SEC of an amendment to the Funds’ exemptive order, each Fund may disclose fees paid to subadvisers on an aggregate, rather than individual, basis. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
The first sentence of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG Veritas Global Real Return Fund” on page 15 is deleted and replaced with the following.
Veritas has
day-to-day
responsibility for managing the Fund’s portfolio.
The following is added to the section titled “Shareholder Guide – Your Account” on page 17 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares of AMG Veritas Global Real Return Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
In addition, effective immediately after the close of business on May 18, 2021, the SAI is amended as follows:
The first paragraph of the section titled “Additional Investment Policies” on page 1 is amended to reflect that the Fund is a non-diversified
series of the Trust.
The section titled “Additional Investment Policies – Diversification Requirements for the Funds” on page 16 is amended to reflect that the Fund does not intend to meet the diversification requirements of the 1940 Act as in effect from time to time.
In the section titled “Additional Investment Policies – Fundamental Investment Restrictions” beginning on page 16, the following is removed as a fundamental investment restriction of the Fund:
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.
The following is added to the end of the third paragraph of the section titled “Management of the Funds – Investment Management, Subadvisory and Sub-Subadvisory Agreements” beginning on page 30:
Notwithstanding the foregoing, each Subadvisory Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval to the extent required by applicable law. Each Subadvisory Agreement may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the applicable Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party. The Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The last paragraph of the section titled “Management of the Funds – Investment Management, Subadvisory and Sub-Subadvisory Agreements” beginning on page 30 is deleted and replaced with the following:
The Trust has obtained from the SEC an exemptive order that permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with subadvisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and approval by the Board of Trustees but without shareholder approval, to hire new subadvisers for the Funds, change the terms of a subadvisory agreement for a subadviser, or continue the employment of a subadviser after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of a subadviser. In addition, subject to approval by the SEC of an amendment to the Funds’ exemptive order, the Funds may disclose fees paid to subadvisers on an aggregate, rather than individual basis. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadviser to the Funds without approval of the Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE